Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2023
Segment Reporting
Summary of revenue by Group's reportable segments

The following table presents revenue by the Group’s reportable segments:

	Hardware
		Distributed		Total	Service and
	Stand Alone *	Chargers	Other	Hardware *	Maintenance	Software	Total
	$’000	$’000	$’000	$’000	$’000	$’000	$’000
Year Ended June 30, 2021
Revenue	20,084	32,974	504	53,562	2,590	5	56,157
Cost of goods sold	(21,099)	(33,718)	(371)	(55,188)	(2,873)	—	(58,061)
Segment gross profit/(loss)	(1,015)	(744)	133	(1,626)	(283)	5	(1,904)

Year Ended June 30, 2022
Revenue	52,072	26,603	2,157	80,832	4,979	10	85,821
Cost of goods sold	(53,264)	(28,597)	(1,879)	(83,740)	(3,778)	—	(87,518)
Segment gross profit/(loss)	(1,192)	(1,994)	278	(2,908)	1,201	10	(1,697)

Year Ended June 30, 2023
Revenue	108,927	61,406	4,835	175,168	9,267	109	184,544
Cost of goods sold	(116,320)	(61,782)	(4,884)	(182,986)	(5,641)	—	(188,627)
Segment gross profit/(loss)	(7,393)	376	(49)	(7,818)	3,626	109	(4,083)

* Amounts have been revised, see Note 2 of the Financial Statements for the year ended June 30, 2023 included elsewhere in this document for further information.

Summary of reconciliation of loss from operations and segment gross margin

	Group
	Year Ended	Year Ended	Year Ended
	June 30, 2023	June 30, 2022 *	June 30, 2021
	$’000	$’000	$’000
Revenue	184,544	85,821	56,157
Cost of goods sold	(188,627)	(87,518)	(58,061)
Segment gross profit	(4,083)	(1,697)	(1,904)
Selling, general and administration expense	(79,571)	(74,323)	(31,624)
Product development expense	(15,466)	(14,031)	(10,521)
Foreign exchange gain/(loss)	(4,344)	(4,208)	(1,436)
Total operating costs and expenses	(99,381)	(92,562)	(43,581)

Segment gross profit	(4,083)	(1,697)	(1,904)
Revenue	184,544	85,821	56,157

Segment gross margin	(2.2)%	(2.0)%	(3.4)%

* Amounts have been revised, see Note 2 of the Financial Statements for the year ended June 30, 2023 included elsewhere in this document for further information.

Summary of revenue and long-lived assets by geographic area

The following table presents the Group’s revenue by geographic area based on the entity that has entered the external contract to supply the product and services. The entity’s geographical area is based on the place of incorporation.

	Group
	Year Ended	Year Ended	Year Ended
	June 30, 2023	June 30, 2022	June 30, 2021
	$’000	$’000	$’000
Australia	31,280	12,735	5,044
United States	63,074	33,174	12,730
The Netherlands	90,190	39,912	38,383
Total revenue	184,544	85,821	56,157

The following table presents long-lived assets by geographic area on the same basis as detailed above:

	Group
	Year Ended	Year Ended
	June 30, 2023	June 30, 2022
	$’000	$’000
Australia	18,499	18,709
United States	21,634	16,290
The Netherlands	523	792
Total Long-lived assets	40,656	35,791